UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  February 1, 2005

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 33



Form 13F Information Table Value
Total: 182707(thousands)
List of Other Included Managers: NONE

                                                           FORM 13F INFORMATION TABLE

                                                           VALUE     SHRS OR    SH/ INVESTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS      Cusip        (X$1000)  PRN AMT    PRN DISCRETN   MANAGERS   SOLE     SHARED  NONE
----------------------    ---------------     ------------ --------  ----------
AIRTRAN HOLDINGS          COM                    00949P108       5718     356675SH        SOLE               356675
ALCOA                     COM                    013817101       6879     232625SH        SOLE               232625
AMERICAN INDEPENDENC      COM                    026760405       1379     120000SH        SOLE               120000
BAXTER INT'L              COM                    071813109       6211     164975SH        SOLE               164975
BED BATH BEYOND           COM                    075896100       7089     196100SH        SOLE               196100
BIOMET                    COM                    090613100       5784     158150SH        SOLE               158150
CEMEX                     SPON ADR 5 ORD          151290889      6880     115955SH        SOLE               115955
CISCO                     COM                    17275R102       6354     371150SH        SOLE               371150
FIFTH THIRD BANC          COM                     316773100      4915     130311SH        SOLE               130311
GANNETT INC               COM                     364730101      6974     115147SH        SOLE               115147
GEN AMER INVS             COM                     368802104      4747     137441SH        SOLE               137441
HEARTLAND PRTNRS          UT LTD PARTNER          422357103        48      48400SH        SOLE                48400
HOME DEPOT                COM                     437076102      7056     174300SH        SOLE               174300
ILLINOIS TOOL WKS         COM                     452308109      6199      70449SH        SOLE                70449
INDEPENDENCE HLDG         COM                     453440307      1302      66600SH        SOLE                66600
INTEL CORP                COM                     458140100      6924     277425SH        SOLE               277425
INTERPUBLIC GRP           COM                     460690100      3311     343134SH        SOLE               343134
JOHNSON & JOHNSON         COM                     478160104      3919      65200SH        SOLE                65200
JP MORGAN CHASE           COM                    46625H100       7045     177480SH        SOLE               177480
LAMAR ADVERT              CL A                    512815101      5789     125500SH        SOLE               125500
MEDIMMUNE                 COM                     584699102      5200     148495SH        SOLE               148495
MOLEX INC CL A            CL A                    608554200      5861     238350SH        SOLE               238350
NORTH FORK BANC           COM                     659424105      6901     252252SH        SOLE               252252
REGENERON                 COM                    75886F107       3477     218654SH        SOLE               218654
SCHERING-PLOUGH           COM                     806605101      5878     281899SH        SOLE               281899
SMURFIT-STONE             COM                     832727101      6469     456550SH        SOLE               456550
TEMPLE-INLAND             COM                     879868107      5983     133402SH        SOLE               133402
TEXAS INSTRU              COM                     882508104      4277     133375SH        SOLE               133375
TIME WARNER               COM                     887317105      6904     401976SH        SOLE               401976
TOYOTA MOTOR              SP ADR REP2COM          892331307      6853      65500SH        SOLE                65500
TYCO INT'L                COM                     902124106      7921     274459SH        SOLE               274459
VIACOM CL B               CL B                   92553P201       5780     177300SH        SOLE               177300
WEYERHAUSER               COM                     962166104      6680     100700SH        SOLE               100700